Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Assumptions Used to Compute Share-Based Compensation Costs for Stock Options Granted

The assumptions used to compute the share-based compensation costs for the stock options granted during the years ended December 31, 2016, 2015, and 2014, respectively, using the Black-Scholes option pricing model, were as follows:

	Year Ended December 31,
	2016	2015	2014
Weighted average grant-date fair value of stock options	$1.40	$3.08	$2.28
Assumptions
Risk-free interest rate (weighted average)	1.1%	1.1%	1.2%
Expected dividend yield	—	—	—
Weighted average expected life (years)	4.8	4.0	3.5
Volatility (weighted average)	74.3%	83.5%	82.9%
Forfeiture rate	23.0%	23.3%	25.5%

Assumptions Used Estimate Fair Value of Employee Stock Purchase Plans

Following is a schedule of the shares purchased, the fair value per share, and the Black-Scholes model assumptions for each offering period:

	(Ending)
	September 30,	March 31,	September 30,	March 31,	September 30,
Offering Period Ended	2016	2016	2015	2015	2014
Shares purchased for offering period	3,536	3,498	3,113	2,804	3,405
Fair value per share	$0.77	$1.24	$2.39	$1.72	$3.32
Assumptions
Risk-free interest rate (average)	0.47%	0.18%	0.11%	0.40%	0.80%
Expected dividend yield	—	—	—	—	—
Weighted average expected life (years)	0.5	0.5	0.5	0.5	0.5
Volatility (average)	40.4%	66.1%	103.8%	109.1%	74.0%

Non-Cash Stock-Based Compensation Expenses

Non-cash stock-based compensation expenses related to stock options, restricted stock grants and the ESPP were recorded in the financial statements as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Cost of revenues	$3	$12	$13
Selling and marketing	277	335	270
Research and development	495	644	659
General and administrative	753	1,167	1,437
Restructuring expense	—	—	1,273
Total non-cash stock compensation expense	$1,528	$2,158	$3,652

Summary of Outstanding Stock Options and Related Activity

A summary of the Company’s stock options outstanding under the 2015 and 2005 Plans as of December 31, 2016 and the activity during the years ended herein are as follows (in thousands except per share amounts):

		Weighted Ave.	Aggregate
	Shares	Exercise Price	Intrinsic Value
Outstanding as of December 31, 2013	543	$27.04	$—
(393 options exercisable at a weighted average exercise price of $35.24)
Granted (weighted average fair value of $2.28)	158	$3.80
Exercised	(1)	$5.52
Cancelled	(166)	$23.92
Outstanding as of December 31, 2014	534	$21.16	$—
(322 options exercisable at a weighted average exercise price of $32.16)
Granted (weighted average fair value of $3.08)	18	$5.08
Exercised	(2)	$4.76
Cancelled	(139)	$16.20
Outstanding as of December 31, 2015	411	$21.56	$—
(1,291 options exercisable at a weighted average exercise price of $8.04)
Granted (weighted average fair value of $1.40)	33	$2.36
Exercised	—	$—
Cancelled	(71)	$8.04
Outstanding as of December 31, 2016	373	$22.44	$—
Exercisable as of December 31, 2016	307	$26.48	$—
Vested and expected to vest at December 31, 2016	366	$22.79	$—

Summary of Outstanding Restricted Stock Awards and Related Activity

A summary of the Company’s restricted stock awards outstanding under the 2015 and 2005 Plans as of December 31, 2016, and the activity during years ended therein, are as follows (in thousands):

		Weighted average
	Number	grant date
	of shares	fair value
Unvested at December 31, 2013	436	$9.92
Granted	406	$7.16
Vested	(360)	$9.92
Cancelled and forfeited	(51)	$7.16
Unvested at December 31, 2014	431	$7.64
Granted	343	$6.00
Vested	(252)	$7.80
Cancelled and forfeited	(71)	$6.68
Unvested at December 31, 2015	451	$6.44
Granted	375	$2.70
Vested	(253)	$5.83
Cancelled and forfeited	(139)	$4.16
Unvested at December 31, 2016	434	$4.30